Debt - Summary of Outstanding Notes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Floating Term Loan Due 2017 [Member]
Debt Instrument [Line Items]
Principal amount - variable	$ 486
Current coupon rate - variable	4.50%
Interest rate terms	LIBOR plus 3.25% with a floor of 1.25%
Maturity date	2017
Floating Term Loan Due In 2020 [Member]
Debt Instrument [Line Items]
Principal amount - variable	399
Current coupon rate - variable	3.25%
Interest rate terms	LIBOR plus 2.50%with a floor of 0.75%
Maturity date	2020
Senior Unsecured Notes Due 2016 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	500
Current coupon rate - fixed	3.50%
Maturity date	2016
Senior Unsecured Notes Due 2018 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	750
Current coupon rate - fixed	3.75%
Maturity date	2018
Senior Unsecured Notes Due 2021 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	500
Current coupon rate - fixed	5.75%
Maturity date	2021
Senior Unsecured Notes Due 2023 [Member]
Debt Instrument [Line Items]
Principal amount - fixed	500
Current coupon rate - fixed	5.75%
Maturity date	2023
Floating Revolving Credit Facility Due 2017 [Member]
Debt Instrument [Line Items]
Principal amount - variable	$ 150
Current coupon rate - variable	2.40%
Interest rate terms	LIBOR plus 2.25%
Maturity date	2017